Commitments and Contingencies	6 Months Ended
Sep. 30, 2022
Commitments and Contingencies
Commitments and Contingencies

23.Commitments and Contingencies

(1)Operating lease commitments

The Group’s lease consisted of operating leases for administrative office spaces in Wuxi and Shenzhen in the PRC. As of September 30, 2022, the Group had no obligation under long-term financing lease requiring minimum rentals. As of September 30, 2022, the Group did not have additional operating leases that have not yet commenced.

Total operating lease expenses for the six months ended September 30, 2022 were $105,522 and were recorded in general and administrative expense on the consolidated statements of operations.

As of September 30, 2022, future minimum payments under non-cancelable operating leases were as follows:

Future Lease Payments

October 2022 to September 2023	$223,914
October 2023 to September 2024	58,475
Total	$282,389